Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.42%
Aerospace & Defense–0.79%
Boeing Co. (The)(a)	365,876	$77,214,471
Air Freight & Logistics–1.88%
United Parcel Service, Inc., Class B(b)	1,288,367	182,819,277
Application Software–1.60%
Autodesk, Inc.(a)	241,764	61,362,121
Tyler Technologies, Inc.(a)(b)	222,300	93,977,325
		155,339,446
Automobile Manufacturers–0.42%
Tesla, Inc.(a)	216,531	40,554,091
Automotive Parts & Equipment–0.68%
Aptiv PLC(a)(b)	276,173	22,461,150
Mobileye Global, Inc., Class A (Israel)(a)(b)	1,700,750	43,981,395
		66,442,545
Automotive Retail–0.97%
Valvoline, Inc.(a)(b)	2,586,664	94,387,369
Biotechnology–1.85%
Biogen, Inc.(a)	188,259	46,435,965
Gilead Sciences, Inc.	1,707,182	133,604,063
		180,040,028
Broadline Retail–3.85%
Amazon.com, Inc.(a)	2,411,277	374,230,190
Construction Materials–0.52%
CRH PLC	700,817	50,290,628
Consumer Finance–2.05%
American Express Co.	989,537	198,639,657
Consumer Staples Merchandise Retail–1.41%
Walmart, Inc.	828,894	136,974,734
Distillers & Vintners–2.21%
Constellation Brands, Inc., Class A	874,306	214,274,915
Diversified Banks–3.22%
JPMorgan Chase & Co.	1,366,184	238,207,842
Wells Fargo & Co.	1,492,249	74,881,055
		313,088,897
Diversified Financial Services–1.46%
Equitable Holdings, Inc.	4,333,265	141,654,433
Electric Utilities–0.61%
FirstEnergy Corp.	1,622,424	59,510,512
Electrical Components & Equipment–2.49%
Emerson Electric Co.	1,417,029	129,984,070
Hubbell, Inc.	333,555	111,931,052
		241,915,122
Shares		Value
Gas Utilities–0.77%
Atmos Energy Corp.(b)	656,556	$74,807,991
Health Care Equipment–3.95%
Becton, Dickinson and Co.	369,658	88,278,027
Boston Scientific Corp.(a)	1,570,344	99,339,961
Zimmer Biomet Holdings, Inc.	1,556,181	195,456,334
		383,074,322
Health Care Facilities–2.23%
HCA Healthcare, Inc.	414,823	126,479,533
Tenet Healthcare Corp.(a)(b)	1,083,830	89,676,094
		216,155,627
Home Improvement Retail–0.51%
Lowe’s Cos., Inc.	231,805	49,337,376
Human Resource & Employment Services–0.61%
Paylocity Holding Corp.(a)(b)	371,186	58,799,574
Industrial Machinery & Supplies & Components–0.75%
Otis Worldwide Corp.	818,786	72,413,434
Industrial REITs–1.88%
Prologis, Inc.	1,439,519	182,372,662
Insurance Brokers–0.81%
Arthur J. Gallagher & Co.(b)	339,434	78,802,997
Integrated Oil & Gas–3.32%
Chevron Corp.	383,954	56,606,338
Exxon Mobil Corp.	2,586,193	265,886,503
		322,492,841
Integrated Telecommunication Services–2.00%
Verizon Communications, Inc.	4,580,595	193,988,198
Interactive Media & Services–6.45%
Alphabet, Inc., Class A(a)	2,730,512	382,544,731
Meta Platforms, Inc., Class A(a)	623,645	243,308,861
		625,853,592
Investment Banking & Brokerage–1.69%
Charles Schwab Corp. (The)	2,602,751	163,765,093
IT Consulting & Other Services–1.00%
Amdocs Ltd.	1,064,297	97,574,749
Life Sciences Tools & Services–0.86%
Lonza Group AG (Switzerland)(a)	171,032	83,618,518
Managed Health Care–1.96%
UnitedHealth Group, Inc.	371,776	190,252,650
Movies & Entertainment–1.03%
Netflix, Inc.(a)	177,180	99,949,010
Multi-line Insurance–1.70%
American International Group, Inc.	2,370,446	164,769,701
Multi-Utilities–0.41%
Ameren Corp.	574,315	39,955,095

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Oil & Gas Exploration & Production–0.53%
Marathon Oil Corp.	2,240,870	$51,203,880
Passenger Ground Transportation–0.92%
Uber Technologies, Inc.(a)	1,361,988	88,896,957
Personal Care Products–0.67%
Coty, Inc., Class A(a)(b)	5,375,227	64,932,742
Pharmaceuticals–3.52%
Eli Lilly and Co.	241,945	156,202,112
Merck & Co., Inc.	1,537,208	185,663,982
		341,866,094
Regional Banks–0.45%
M&T Bank Corp.	316,911	43,765,409
Research & Consulting Services–1.63%
Equifax, Inc.	647,221	158,141,979
Restaurants–1.31%
Starbucks Corp.	1,367,907	127,256,388
Semiconductor Materials & Equipment–1.75%
Applied Materials, Inc.	1,034,720	170,004,496
Semiconductors–5.81%
ARM Holdings PLC, ADR(a)(b)	717,945	50,737,173
NVIDIA Corp.	683,802	420,722,857
Texas Instruments, Inc.	577,462	92,463,215
		563,923,245
Soft Drinks & Non-alcoholic Beverages–1.04%
PepsiCo, Inc.	601,786	101,418,995
Specialty Chemicals–0.70%
DuPont de Nemours, Inc.	1,103,852	68,218,054
Systems Software–10.46%
Microsoft Corp.	2,082,139	827,816,823
ServiceNow, Inc.(a)	246,012	188,297,585
		1,016,114,408
Shares		Value
Technology Hardware, Storage & Peripherals–5.51%
Apple, Inc.	2,901,168	$534,975,379
Tobacco–2.26%
Philip Morris International, Inc.	2,413,625	219,277,831
Transaction & Payment Processing Services–3.16%
Fiserv, Inc.(a)	1,070,584	151,883,752
Mastercard, Inc., Class A	344,019	154,543,655
		306,427,407
Wireless Telecommunication Services–0.76%
T-Mobile US, Inc.(b)	460,234	74,203,528
Total Common Stocks & Other Equity Interests (Cost $7,088,513,338)		9,555,986,537
Money Market Funds–1.14%
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d) (Cost $110,842,144)	110,764,609	110,831,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $7,199,355,482)		9,666,817,605
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.61%
Invesco Private Government Fund, 5.29%(c)(d)(e)	44,278,341	44,278,341
Invesco Private Prime Fund, 5.52%(c)(d)(e)	112,336,299	112,414,934
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,692,218)		156,693,275
TOTAL INVESTMENTS IN SECURITIES–101.17% (Cost $7,356,047,700)		9,823,510,880
OTHER ASSETS LESS LIABILITIES—(1.17)%		(113,703,669)
NET ASSETS–100.00%		$9,709,807,211
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Liquid Assets Portfolio, Institutional Class	$143,902,835	$460,594,491	$(493,674,496)	$(32,613)	$40,851	$110,831,068	$1,647,444
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,926,788	$124,827,042	$(110,475,489)	$-	$-	$44,278,341	$524,898*
Invesco Private Prime Fund	76,981,568	275,692,243	(240,317,599)	1,057	57,665	112,414,934	1,442,502*
Total	$250,811,191	$861,113,776	$(844,467,584)	$(31,556)	$98,516	$267,524,343	$3,614,844

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,472,368,019	$83,618,518	$—	$9,555,986,537
Money Market Funds	110,831,068	156,693,275	—	267,524,343
Total Investments	$9,583,199,087	$240,311,793	$—	$9,823,510,880
Invesco Main Street Fund®